Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Furniture and fixtures	5 years
Vehicles	3 years
Electronic equipment	3 years

Schedule of foreign currency translation and transactions

	June 30, 2019	December 31, 2018
Balance sheet items, except for equity accounts	6.8668	6.8776

	For the Six Months Ended June 30,
	2019	2018
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.7856	6.3633